SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company's Board of Directors approved a program to repurchase up to $3,000 of its ordinary shares (the "share repurchase program") which is the amount that the Company could repurchase according to Israeli law without further approval from an Israeli court. During the four years ended December 31, 2017, the Company received court approvals to purchase up to an additional $110,000 of its ordinary shares. In addition, in each of June 2018 and January 2019, the Company received court approval to purchase up to an additional $20,000 and $12,000, respectively, of its ordinary shares (the “Permitted Amount”). These two court approvals also permit the Company to declare a dividend of any part of the Permitted Amount during the approved validity period. The January 2019 court approval for share repurchases will expire on July 1, 2019.

As of December 31, 2018, pursuant to the share repurchase program, the Company had repurchased a total of 28,911,766 of its ordinary shares at a total cost of $129,866 (of which 1,795,814 of its ordinary shares were repurchased during the year ended December 31, 2018 for aggregate consideration of $14,321).

b.	Cash Dividend:

On July 24, 2018, the Company declared a cash dividend of $
0.20
 per share. The dividend, in the aggregate amount of $5,761, was paid on August 20, 2018 to all of the Company’s shareholders of record on August 6, 2018.

See also Note 18.

c.	Employee and Non-Employee Share Option Plan:

In 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan") that became effective in January 2009. Under the Plan, options and RSUs may be granted to employees, officers, non-employee consultants and directors of the Company. As of December 31, 2018, the total number of shares authorized for future grant under the Plan is 466,733.

Share options granted under the Plan are generally exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2018:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	2,876,642	$4.68	3.7	$7,703
Changes during the year:
Granted	271,900	$8.40
Exercised	(1,243,631)	$4.44
Forfeited	(52,250)	$5.12

Options outstanding at end of year	1,852,661	$5.38	3.9	$8,354

Options exercisable at end of year	1,078,570	$4.84	2.9	$5,437

The weighted-average grant-date fair value of options granted during the years ended December 31, 2016, 2017 and 2018 was $2.01, $3.05 and $3.02, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's ordinary shares.

Total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was $1,583, $1,562 and $6,407, respectively.

The following is a summary of the Company's RSU activity and related information for the year ended December 31, 2018:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	575,397	$5.90
Changes during the year:
Granted	572,558	$8.38
Vested	(200,359)	$5.55
Forfeited	(17,000)	$7.47

RSUs outstanding at end of year	930,596	$7.47

The following is a summary of warrants issued to non-employees for the year ended December 31, 2018:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning and end of year	5,000	$5.00

Warrants exercisable at end of year	5,000	$5.00

The Group recorded immaterial compensation expenses with respect to the grants of these warrants in accordance with ASC 505-50.

As of December 31, 2018, there was $5,491 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.12 years.

The options for employees and warrants for non-employees outstanding as of December 31, 2018, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2018	Weighted average remaining contractual life	Weighted average exercise price	Number of options exercisable as of December 31, 2018	Weighted average exercise price of exercisable options
		(Years)

$1.67-3.97	418,417	2.75	$3.43	278,042	$3.26
$4.03-5.80	782,354	3.50	$4.71	545,723	$4.76
$6.25-7.75	512,990	4.50	$6.89	256,695	$6.68
$8.17-10.59	143,900	6.70	$9.32	3,110	$8.92

	1,857,661	3.86	$5.38	1,083,570	$4.84